UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21606

Tilson Investment Trust
(Exact name of registrant as specified in charter)

145 East 57th Street, 10th Floor, New York, New York 10022
(Address of principal executive offices)     (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 79.47%

Consumer Discretionary - 11.82%
*	Ambassadors International, Inc.	6,926	$3,532
	Barnes & Noble, Inc.	138	2,412
*	Borders Group, Inc.	103,246	88,792
*	Daily Journal Corp.	347	22,468
*	dELiA*s, Inc.	272,983	485,910
*	Domino's Pizza, Inc.	624	7,051
	Footstar, Inc.	57,514	23,006
*	Premier Exhibitions, Inc.	1,829	2,305
*	Proliance International, Inc.	716	-
*a	Sears Canada, Inc.	19,407	436,911
*	Sears Holdings Corp.	6	560
	Target Corp.	178	9,126
*	TravelCenters of America LLC	12,430	57,427
*	Ultimate Escapes, Inc.	744	2,567
	Wendy's/Arby's Group, Inc.	66,468	306,417
	Whirlpool Corp.	200	15,036
			1,463,520
Consumer Staples - 2.70%
	Altria Group, Inc.	2,624	52,113
*	American Italian Pasta Co.	61	2,090
	Dr. Pepper Snapple Group, Inc.	571	15,794
	The Coca-Cola Co.	22	1,193
*	Winn-Dixie Stores, Inc.	26,058	263,967
			335,157
Energy - 4.53%
	Atlas Energy, Inc.	1,640	49,610
	Atlas Pipeline Partners LP	23	252
*	Contango Oil & Gas Co.	5,290	257,887
	Crosstex Energy, Inc.	10,680	82,770
	Crosstex Energy LP	18,002	170,119
			560,638
Financials - 41.66%
	American Express Co.	10,826	407,707
*	Beneficial Mutual Bancorp, Inc.	3,634	32,742
*	Berkshire Hathaway, Inc.	16,515	1,262,241
	BlackRock Kelso Capital Corp.	2,504	22,511
*	Citigroup, Inc.	53,730	178,384
	Discover Financial Services	337	4,610
a	Fairfax Financial Holdings Ltd.	1,113	377,307
	Fidelity National Financial, Inc.	2,705	34,895

			(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2010
		Shares	Value (Note 1)

Financials - (Continued)
*	Fox Chase Bancorp, Inc.	316	$3,116
	General Growth Properties, Inc. REIT	206,225	1,917,894
*	Liberty Acquisition Holdings Corp.	757	7,350
	MVC Capital, Inc.	368	4,306
	Ocean Shore Holding Co.	958	8,957
*	Ocwen Financial Corp.	6,677	61,161
*	Origen Financial, Inc. REIT	2,291	3,345
	Resource America, Inc.	141,793	543,067
	The First of Long Island Corp.	1,916	46,425
	Two Harbors Investment Corp. REIT	13,571	128,925
	US Bancorp	23	577
	Wells Fargo & Co.	5	142
	Wesco Financial Corp.	322	113,666
	Winthrop Realty Trust REIT	109	1,357
			5,160,685
Health Care - 2.96%
	Johnson & Johnson	115	7,229
	Pfizer, Inc.	19,273	359,634
			366,863
Industrials - 0.51%
	Burlington Northern Santa Fe Corp.	52	5,186
	General Electric Co.	3,636	58,467
			63,653
Information Technology - 7.19%
	Broadridge Financial Solutions, Inc.	488	10,599
*	CommScope, Inc.	253	6,884
*	eBay, Inc.	603	13,881
*	EchoStar Corp.	12,052	231,398
	Microsoft Corp.	13,379	377,020
*	PNI Digital Media, Inc.	65,897	108,664
*	Spark Networks, Inc.	11	33
*	Tucows, Inc.	2,779	1,890
*	Yahoo!, Inc.	9,307	139,698
			890,067
Materials - 3.10%
	Huntsman Corp.	31,210	380,450
	The Dow Chemical Co.	143	3,874
			384,324
Telecommunications - 5.00%
*	Iridium Communications, Inc.	92,388	619,000
			619,000

	Total Common Stocks (Cost $10,265,944)		9,843,907

			(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2010
			Shares		Value (Note 1)

WARRANTS - 4.88%
*	GLG Partners, Inc.		8,317		$1,164
*	Iridium Communications, Inc.		213,285		447,898
*	Iridium Communications, Inc.		6,101		10,372
*	JPMorgan Chase & Co.		4,459		57,967
*	Liberty Acquisition Holdings Corp.		111,318		66,791
*	Pearl Group Ltd.		14,053		16,171
*	Two Harbors Investment Corp. REIT		5,077		2,031
*	Ultimate Escapes, Inc.		31,120		1,556

	Total Warrants (Cost $359,964)				603,950

INVESTMENT COMPANIES (Closed-End Funds) - 0.01%
	BlackRock Enhanced Capital and Income Fund, Inc.		103		1,463
*	Boulder Growth & Income Fund, Inc.		31		188

	Total Investment Companies (Closed-End Funds) (Cost $1,184)				1,651

INVESTMENT COMPANY (Open-End Fund) - 9.70%
§	HighMark 100% US Treasury Money Market Fund, 0.00%		1,201,902		1,201,902

	Total Investment Company (Open-End Fund) (Cost $1,201,902)				1,201,902

		Number of	Exercise	Maturity
		Contracts	Price	Date
PUT OPTIONS PURCHASED - 4.68%
*	Berkshire Hathaway, Inc.	199	3,000	2/20/10	329,345
*	Berkshire Hathaway, Inc.	53	62	2/20/10	76,850
*	Kraft Foods, Inc.	49	20	1/21/12	40,425
*	Kraft Foods, Inc.	49	20	6/19/10	38,073
*	Simon Property Group, Inc.	69	85	2/20/10	94,875

Total Put Options Purchased (Cost $341,205)					579,568

			Interest	Maturity
		Principal	Rate	Date
PRIVATE MORTGAGE BACKED SECURITY - 2.80%
	Long Beach Mortgage Loan Trust	1,002,000	5.42%	9/25/2036	346,626

	Total Private Mortgage Backed Security (Cost $322,202)				346,626

					(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2010

Total Value of Investments (Cost $12,492,401) - 101.54%				$12,577,604

Liabilities in Excess of Other Assets - (1.54)%				(190,741)

	Net Assets - 100%			$12,386,863

*	Non-income producing investment.		LLC - Limited Liability Company
§	Represents 7 day effective yield.		LP - Limited Partnership
a	Canadian security (note 2).		REIT - Real Estate Investment Company

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$2,564,099
	Aggregate gross unrealized depreciation			(2,478,896)

	Net unrealized appreciation			$85,203

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	11.82%	$1,463,520
	Consumer Staples	2.70%	335,157
	Energy	4.53%	560,638
	Financials	49.34%	6,111,261
	Health Care	2.96%	366,863
	Industrials	0.51%	63,653
	Information Technology	7.19%	890,067
	Materials	3.10%	384,324
	Telecommunications	5.00%	619,000
	Other	14.39%	1,783,121
	Total	101.54%	$12,577,604

				(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2010

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 9,843,907	$ 9,843,907	$ -	$ -
Warrants	603,950	603,950	-	-
Investment Company (Closed-End)	1,651	-	1,651	-
Investment Company (Open-End)	1,201,902	-	1,201,902	-
Put Options Purchased	579,568	579,568	-	-
Private Mortgage Backed Security	346,626	-	-	346,626
Total	$ 12,577,604	$ 11,027,425	$ 1,203,553	$ 346,626

				(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2010

Note 1 - Investment Valuation - continued

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Private Mortgage Backed Security
Balance, beginning of fiscal year	$ 387,311
Accrued discounts	5,509
Realized Gain	65,403
Change in unrealized appreciation (depreciation)	(8,597)
Net Purchases	(103,000)
Balance, end of period	$ 346,626

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

		(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2009

Note 3 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 80.80%

Consumer Discretionary - 14.45%
*	Chipotle Mexican Grill, Inc.	3,300	$318,318
	Foot Locker, Inc. †	19,200	216,768
	PetSmart, Inc. †	12,200	314,150
*	PF Chang's China Bistro, Inc. †	8,900	343,540
*	The Steak N Shake Co.	380	122,071
			1,314,847
Consumer Staples - 2.20%
*	Heckmann Corp. †	41,000	199,670
			199,670
Energy - 4.67%
	Exxon Mobil Corp.	6,600	425,238
			425,238
Financials - 30.54%
*	Alleghany Corp.	2,016	526,398
	AllianceBernstein Holding LP	13,200	339,768
	Annaly Capital Management, Inc. REIT	12,000	208,560
	Capital Southwest Corp.	3,400	276,930
	Fairfax Financial Holdings Ltd.	1,100	372,900
	Fidelity National Financial, Inc.	31,300	403,770
	MVC Capital, Inc.	40,000	468,000
	Safety Insurance Group, Inc.	5,200	182,000
			2,778,326
Health Care - 6.25%
*	Laboratory Corp of America Holdings	8,000	568,800
			568,800
Industrials - 8.84%
a	AG Growth International, Inc.	7,000	241,034
*	KHD Humboldt Wedag International Ltd.	5,900	76,287
	Northrop Grumman Corp.	8,600	486,760
			804,081
Information Technology - 10.91%
*	eBay, Inc.	11,200	257,824
*	EMC Corp. †	30,000	500,100
*	Yahoo!, Inc.	15,600	234,156
			992,080
Materials - 2.94%
*a	Seabridge Gold, Inc. †	11,100	267,177
			267,177

	Total Common Stocks (Cost $6,439,209)		7,350,219

			(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2010
			Shares	Value (Note 1)

INVESTMENT COMPANY - 24.77%

§	Fidelity Money Market Funds - Government Portfolio, 0.04%		2,252,876	$2,252,876

Total Investment Company (Cost $2,252,876)				2,252,876

Total Value of Investments (Cost $8,692,085) - 105.57%				$9,603,095

Liabilities in Excess of Other Assets - (5.57)%				(506,395)

Net Assets - 100%				$9,096,700

* Non-income producing investment.		a	Canadian security (note 1).
§ Represents 7 day effective yield.		LP - Limited Partnership
†	Portion of security pledged as collateral for call options written.	REIT - Real Estate Investment Company

	Summary of Investments by Sector
	% of Net
Sector	Assets		Value
Consumer Discretionary	14.45%		$ 1,314,847
Consumer Staples	2.20%		199,670
Energy	4.67%		425,238
Financials	30.54%		2,778,326
Health Care	6.25%		568,800
Industrials	8.84%		804,081
Information Technology	10.91%		992,080
Materials	2.94%		267,177
Other	24.77%		2,252,876
Total	105.57%		$ 9,603,095

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$1,036,612
Aggregate gross unrealized depreciation				(120,889)

Net unrealized appreciation				$915,724

				(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2010
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS WRITTEN (note 3)
*	EMC Corp.	75	$ 17.00	7/17/2010	$ 9,750
*	Foot Locker, Inc.	51	12.50	5/22/2010	2,550
*	Foot Locker, Inc.	141	10.00	5/22/2010	24,675
*	Heckmann Corp.	410	5.00	3/20/2010	10,250
*	PetSmart, Inc.	60	30.00	4/17/2010	1,200
*	PF Chang's China Bistro, Inc.	89	35.00	7/17/2010	52,510
*	Seabridge Gold, Inc.	27	25.00	1/22/2011	13,635
*	Seabridge Gold, Inc.	74	30.00	1/22/2011	22,940
*	Seabridge Gold, Inc.	10	35.00	1/22/2011	1,975

Total (Premiums Received $144,199)					$ 139,485

*	Non-income producing investment

					(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2010

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$7,350,219	$7,350,219	$ -	$ -
Investment Company	2,252,876	-	2,252,876	-
Total Assets	$9,603,095	$7,350,219	$2,252,876	$ -

Liabilities
Call Options Written	$ 139,485	$ 59,750	$ 79,735	$ -

				(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2010

Note 1 - Investment Valuation - continued

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Note 3 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tilson Investment Trust

By: (Signature and Title)	/s/ Whitney R. Tilson
Whitney R. Tilson
Trustee, President, and Principal Executive Officer

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Whitney R. Tilson
Whitney R. Tilson
Trustee, President, and Principal Executive Officer
Tilson Investment Trust

Date: March 19, 2010

By: (Signature and Title)	/s/ Glenn H. Tongue
Glenn H. Tongue
Vice President, Treasurer, and Principal Financial Officer
Tilson Investment Trust

Date: March 19, 2010